Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per Share
Schedule of basic and diluted EPS computations for our common stock

The basic and diluted EPS computations for our common stock are calculated as follows (in thousands, except per share amounts):

	Years Ended December 31,
	2018	2017
Basic/Diluted EPS
Net loss	$(242,162)	$(263,930)
Preferred stock dividends	—	—
Income available to common stockholders	$(242,162)	$(263,930)
Weighted-average number of common shares outstanding	1,645,818	1,641,095
Basic EPS	$(147.14)	$(160.83)
Diluted EPS	$(147.14)	$(160.83)